Restructuring Reserves (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Severance [Member]
Restructuring Reserve [Roll Forward]
Restructuring Reserve, Expected Final Year of Payments	2014
Abandonment of Excess Facilities [Member]
Restructuring Reserve [Roll Forward]
Restructuring Reserve, Expected Final Year of Payments	2018
Other Restructuring [Member]
Restructuring Reserve [Roll Forward]
Restructuring Reserve, Expected Final Year of Payments	2014
Pre-2012 Restructuring Plans [Member]
Restructuring Reserve [Roll Forward]
Beginning balance	$ 10.5	$ 27.6	$ 16.0
Costs incurred	4.9	11.6	81.6
Reserves reversed		(2.2)	(0.6)
Payments	(7.6)	(26.0)	(69.0)
Currency translation	0	(0.5)	(0.4)
Ending balance	7.8	10.5	27.6
Pre-2012 Restructuring Plans [Member] | Severance [Member]
Restructuring Reserve [Roll Forward]
Beginning balance	4.2	17.8	10.2
Costs incurred	0.5	2.5	44.2
Reserves reversed		(1.6)	(0.5)
Payments	(3.7)	(14.0)	(35.7)
Currency translation	0	(0.5)	(0.4)
Ending balance	1.0	4.2	17.8
Pre-2012 Restructuring Plans [Member] | Abandonment of Excess Facilities [Member]
Restructuring Reserve [Roll Forward]
Beginning balance	5.9	7.2	5.7
Costs incurred	4.3	6.9	11.9
Reserves reversed		0	0
Payments	(3.7)	(8.2)	(10.4)
Currency translation	0	0	0
Ending balance	6.5	5.9	7.2
Pre-2012 Restructuring Plans [Member] | Other Restructuring [Member]
Restructuring Reserve [Roll Forward]
Beginning balance	0.4	2.6	0.1
Costs incurred	0.1	2.2	25.5
Reserves reversed		(0.6)	(0.1)
Payments	(0.2)	(3.8)	(22.9)
Currency translation	0	0	0
Ending balance	0.3	0.4	2.6
2012 Restructuring Plans [Member]
Restructuring Reserve [Roll Forward]
Beginning balance	20.6
Costs incurred	14.7	57.2
Reserves reversed	(3.0)
Payments	(25.3)	(37.5)
Currency translation	0.1	0.9
Ending balance	7.1	20.6
2012 Restructuring Plans [Member] | Severance [Member]
Restructuring Reserve [Roll Forward]
Beginning balance	15.8
Costs incurred	8.9	43.8
Reserves reversed	(2.6)
Payments	(16.6)	(28.8)
Currency translation	0.1	0.8
Ending balance	5.6	15.8
2012 Restructuring Plans [Member] | Abandonment of Excess Facilities [Member]
Restructuring Reserve [Roll Forward]
Beginning balance	2.4
Costs incurred	2.8	6.4
Reserves reversed	(0.1)
Payments	(3.6)	(4.1)
Currency translation	0	0.1
Ending balance	1.5	2.4
2012 Restructuring Plans [Member] | Other Restructuring [Member]
Restructuring Reserve [Roll Forward]
Beginning balance	2.4
Costs incurred	3.0	7.0
Reserves reversed	(0.3)
Payments	(5.1)	(4.6)
Currency translation	0	0
Ending balance	0	2.4
2013 Restructuring Plans [Member]
Restructuring Reserve [Roll Forward]
Costs incurred	61.4
Payments	(36.2)
Currency translation	0.4
Ending balance	25.6
2013 Restructuring Plans [Member] | Severance [Member]
Restructuring Reserve [Roll Forward]
Costs incurred	48.3
Payments	(26.7)
Currency translation	0.4
Ending balance	22.0
2013 Restructuring Plans [Member] | Abandonment of Excess Facilities [Member]
Restructuring Reserve [Roll Forward]
Costs incurred	3.2
Payments	(1.8)
Currency translation	0
Ending balance	1.4
2013 Restructuring Plans [Member] | Other Restructuring [Member]
Restructuring Reserve [Roll Forward]
Costs incurred	9.9
Payments	(7.7)
Currency translation	0
Ending balance	$ 2.2